COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
COMMITMENTS AND CONTINGENCIES
February 2021	$ 22,729
February 2022	23,873
February 2023	19,451
February 2024	15,041
February 2025	10,514
Thereafter	16,015
Total	$ 107,623	$ 1,343,259